Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000130709
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Atlantic American Funds<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Managed Risk Portfolio ($19,278)
C000130712
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Atlantic Balanced Managed Risk Portfolio ($16,391)
C000130710
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Atlantic BlackRock Selects Managed Risk Portfolio ($16,581)
C000141021
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio ($19,168)
C000141028
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Atlantic Moderate Managed Risk Portfolio ($17,997)
C000141029
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Atlantic Moderately Aggressive Managed Risk Portfolio ($19,318)
C000130713
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Atlantic Select Advisor Managed Risk Portfolio ($19,041)
C000130711
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Atlantic Wellington Research Managed Risk Portfolio ($19,464)
Without Sales Load [Member] | C000130709
Average Annual Return [Line Items]
Average Annual Return, Percent	10.78%	5.39%	6.78%
Without Sales Load [Member] | C000130712
Average Annual Return [Line Items]
Average Annual Return, Percent	8.46%	3.83%	5.07%
Without Sales Load [Member] | C000130710
Average Annual Return [Line Items]
Average Annual Return, Percent	9.13%	4.58%	5.19%
Without Sales Load [Member] | C000141021
Average Annual Return [Line Items]
Average Annual Return, Percent	5.63%	4.50%	6.72%
Without Sales Load [Member] | C000141028
Average Annual Return [Line Items]
Average Annual Return, Percent	9.24%	5.22%	6.05%
Without Sales Load [Member] | C000141029
Average Annual Return [Line Items]
Average Annual Return, Percent	10.20%	6.71%	6.81%
Without Sales Load [Member] | C000130713
Average Annual Return [Line Items]
Average Annual Return, Percent	8.75%	5.56%	6.65%
Without Sales Load [Member] | C000130711
Average Annual Return [Line Items]
Average Annual Return, Percent	8.38%	5.32%	6.89%
MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.09%	12.15%	12.17%
MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.09%	12.15%	12.17%
MSCI ACWI Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.34%	11.19%	11.72%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.09%	12.15%	12.17%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.09%	12.15%	12.17%
MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.09%	12.15%	12.17%
S&P Global Managed Risk LargeMidCap Index - Moderate Conservative
Average Annual Return [Line Items]
Average Annual Return, Percent	11.34%	5.93%	6.71%
S&P Global Managed Risk LargeMidCap Index - Conservative
Average Annual Return [Line Items]
Average Annual Return, Percent	10.52%	4.87%	5.95%
S&P Global Managed Risk LargeMidCap Index - Moderate Conservative
Average Annual Return [Line Items]
Average Annual Return, Percent	11.34%	5.93%	6.71%
S&P 500 Managed Risk Index - Moderate
Average Annual Return [Line Items]
Average Annual Return, Percent	7.47%	8.36%	8.78%
S&P Global Managed Risk LargeMidCap Index - Moderate Conservative
Average Annual Return [Line Items]
Average Annual Return, Percent	11.34%	5.93%	6.71%
S&P Global Managed Risk LargeMidCap Index - Moderate Aggressive
Average Annual Return [Line Items]
Average Annual Return, Percent	12.57%	7.87%	8.11%
S&P Global Managed Risk LargeMidCap Index - Moderate
Average Annual Return [Line Items]
Average Annual Return, Percent	11.89%	6.92%	7.42%
S&P 500 Managed Risk Index - Moderate Conservative
Average Annual Return [Line Items]
Average Annual Return, Percent	7.41%	7.19%	7.94%